Operating Segment (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure Of Operating Segments [Abstract]
Summary of Geographical Information

Geographical information

Revenue

	Year ended February 28, 2022	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$	US$
United Arab Emirates	53,625,000	26,769,533	1,634,115
Singapore	2,900,987	14,517,264	9,496,854
Hong Kong	147,537	7,488,714	3,378,300
Malaysia	1,562	4,584,790	1,887,039
Other countries	4,667	2,113,424	501,870
	56,679,753	55,473,725	16,898,178